Average Annual Total Returns (Capital Appreciation Value Trust)	12 Months Ended
May 01, 2011
Russell 1000 Growth Index
Average Annual Total Returns
One Year	16.71%
Since Inception	1.22%
Date of Inception	Apr. 28, 2008
Series I, Capital Appreciation Value Trust
Average Annual Total Returns
One Year	13.83%
Since Inception	2.83%
Date of Inception	Apr. 28, 2008
Series II, Capital Appreciation Value Trust
Average Annual Total Returns
One Year	13.63%
Since Inception	2.61%
Date of Inception	Apr. 28, 2008
Series NAV, Capital Appreciation Value Trust
Average Annual Total Returns
One Year	13.90%
Since Inception	2.86%
Date of Inception	Apr. 28, 2008